Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of Fuel Tech as required by SEC rules. Please see Summary of Named Executive Officer Compensation, above for discussion of our compensation program.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($) (5)	Fuel Tech Net Income (Loss) ($) (6)
2025	788,338	833,307	466,179	482,418	148.57	(2,324,000)
2024	449,483	316,312	354,629	307,981	82.68	(1,943,000)
2023	913,486	810,080	508,801	474,498	82.68	(1,538,000)

(1)	Amounts shown reflect total compensation set forth in the Summary Compensation Table for our PEO, Mr. Arnone, for 2023, 2024 and 2025.

PEO Total Compensation Amount	$ 788,338	$ 449,483	$ 913,486
PEO Actually Paid Compensation Amount	$ 833,307	316,312	810,080
Adjustment To PEO Compensation, Footnote
(2)	The following tables describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the summary compensation table (SCT) amounts.

Compensation Actually Paid to PEO:

Year	Summary Compensation Table Total for PEO	Deduct Equity Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to PEO
2025	$788,338	$(338,604)	$383,573	$833,307
2024	449,483	—	(133,171)	316,312
2023	913,486	(420,353)	316,947	810,080

(A)	Represents the amounts reported in the Equity Awards column in the Summary Compensation Table for the applicable year
(B)	Represents the stock award adjustments (deductions and additions) for Non-PEO NEO stock awards for each applicable year calculated as follows:

PEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions During the Year	Total Equity Award Adjustments
2025	$520,416	10,781	—	4,164	(151,788)	383,573
2024	—	—	—	7,957	(141,128)	(133,171)
2023	350,280	(33,333)	—	—	—	316,947

Non-PEO NEO Average Total Compensation Amount	$ 466,179	354,629	508,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 482,418	307,981	474,498
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Amounts shown reflect average total compensation set forth in the Summary Compensation Table for our NEOs, Ms. Albrecht and Mr. Cummings, for fiscal 2023, 2024 and 2025.

(4)	The following tables describe the adjustments, each of which is prescribed by SEC rules to calculate the CAP amounts from the SCT amounts.

Average Compensation Actually Paid to Non-PEO NEO (all amounts are averages):

Year	Summary Compensation Table Total for Non-PEO NEO	Deduct Equity Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to Non- PEO NEO
2025	$466,179	$(118,152)	$134,391	$482,418
2024	354,629	—	(46,648)	307,981
2023	508,801	(141,172)	106,869	474,498

Average Non-PEO NEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions During the Year	Total Equity Award Adjustments
2025	$182,280	$3,796	$—	$1,459	(53,144)	134,391
2024	—	—	—	2,880	(49,348)	(46,648)
2023	122,640	(15,771)	—	—	—	106,869

(5)	Amounts shown represent cumulative stockholder return assuming an initial investment of $100 on January 1, 2023.

(6)	The amounts reported in this column represent net income (loss) reflected in the Company's audited financial statements for the applicable year.

Compensation Actually Paid vs. Company Selected Measure

Analysis of Information Presented in the Pay Versus Performance Table

We are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation Committee does not use TSR or net income (loss) in its compensation programs. However, we do utilize several other performance measures to align executive compensation with our performance, see Executive Compensation.

●

In fiscal 2023, compensation actually paid to the PEO equaled $810,080, and compensation actually paid to our non-PEO NEO’s averaged 474,498. These compensation levels are reflective of the elimination of the voluntary officer salary reduction program in the first half of 2023, the award of restricted stock units (subject to vesting contingent upon achieving performance conditions) pursuant to each officer’s 2023 Executive Performance RSU Agreement, a one-time cash bonus of $50,000 for Mr. Arnone and higher sales commission levels earned by Mr. Cummings. During this period, Fuel Tech’s common stock lost approximately 17% in value and Fuel Tech recorded an operating loss of ($1,538,000).

●

In fiscal 2024, compensation actually paid to the PEO decreased by $493,768, or approximately 61 percent, and compensation actually paid to the non-PEO NEO’s decreased by $155,517, or approximately 33 percent. The decrease in compensation is primarily attributable to the failure to vest of 135,700 RSUs for our PEO and an average of 94,900 RSUs for our two non-PEO NEOs. During this period, Fuel Tech’s common stock remained the same in value ($1.04) and Fuel Tech recorded an operating loss of ($1,943,000).

●

In fiscal 2025, Fuel Tech’s total stockholder return increased significantly to $149.99 (a 49.99% annual increase), while net loss increased to (2,324,000). The compensation actually paid to the PEO increased to $833,307 and the average compensation payable to the non-PEO NEO’s increased to $482,418. This compensation increases were primarily attributable to the award of restricted stock units (subject to vesting contingent upon achievement of performance conditions).

Total Shareholder Return Amount	$ 148.57	82.68	82.68
Net Income (Loss)	(2,324,000)	(1,943,000)	(1,538,000)
PEO Name				Mr. Arnone
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,573	(133,171)	316,947
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,604)	0	(420,353)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,416	0	350,280
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,781	0	(33,333)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,164	7,957	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,788)	(141,128)	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,391	(46,648)	106,869
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,152)	0	(141,172)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,280	0	122,640
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,796	0	(15,771)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,459	2,880	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,144)	$ (49,348)	$ 0